STATEMENTS OF OPERATIONS (Parenthetical) - $ / shares	Feb. 09, 2021	Jun. 30, 2021	Feb. 24, 2021	Dec. 31, 2020	Dec. 31, 2019
Common shares, shares outstanding	4,312,500	3,724,393	2,875,000	2,875,000	2,875,000
Dividends Per Share	$ 0.50
Over-allotment option
Shares subject to forfeiture				375,000